Total Borrowings Outstanding (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Short-term foreign borrowings	$ 4,559	$ 3,488	$ 7,883
Capital Lease Obligations	1,084	1,800	922
Total	946,301	1,188,389	1,133,202
Less: short-term foreign borrowings and current portion of long-term debt	(14,178)	(15,228)	(20,533)
Long-term debt, less current portion	932,123	1,173,161	1,112,669
Foreign Borrowings
Debt Instrument [Line Items]
Short-term foreign borrowings	4,559	3,488	7,883
Other borrowings	4,440	8,049	14,483
Dollar Tranche A Term Loan, Due September 2020
Debt Instrument [Line Items]
Term notes	95,940	119,109	120,002
Dollar Tranche B Term Loans, Due September 2020
Debt Instrument [Line Items]
Term notes	257,781	319,822	320,734
Dollar Tranche C Term Loans, Due September 2020
Debt Instrument [Line Items]
Term notes	104,982	130,030
Sterling Term Loan, Due September 2020
Debt Instrument [Line Items]
Term notes	129,569	219,933	242,329
Euro Term Loan, Due September 2020
Debt Instrument [Line Items]
Term notes	151,169	189,831	231,122
Bonds Payable, Due August 2021
Debt Instrument [Line Items]
Term notes	$ 196,777	$ 196,327	$ 195,727